Operating leases (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Operating leases [Abstract]
Disclosure of detailed information about future minimum rental payments in respect of operating leases [text block]
The schedule of future minimum rental payments in respect of operating leases is set out below:

As at March 31, 2018
Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	990,859	112,358	491,948	386,553

As at March 31, 2017
Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	1,102,328	111,469	477,441	513,418

Disclosure of detailed information about minimum lease rental incomes receivables in respect of these operating lease arrangements [text block]
The schedule of minimum lease rental incomes in respect of these operating lease arrangements are given below:

	As at	As at
	March 31, 2018	March 31, 2017
Receivables not later than one year	17,472	207,266
Receivables later than one year and not later than five years	27,853	23,746
	45,325	231,012